Equity (Tables)	6 Months Ended
Mar. 31, 2024
Equity [Abstract]
Schedule of Binominal Tree pricing model	The fair value was determined using the Binominal Tree pricing model and the following assumptions:
	January 3, 2024	March 31, 2024
Share price	$4.83	$0.82
Exercise price	$8.00	$8.00
Expected dividend yield	-	-
Risk free interest rate	4.08%	4.46%
Expected life	3.0	2.8
Expected volatility	$140.1%	$137.6%